Debt and Capital Lease Obligations (Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Senior Notes	$ 550.0	$ 550.0
Senior Notes, Current	0	0
Senior notes	550.0	550.0
Loans Payable	196.1	0
Loans Payable, Current	0	0
Loans Payable, Noncurrent	196.1	0
Notes Payable	16.0	21.4
Notes Payable, Current	3.4	3.7
Notes Payable, Noncurrent	12.6	17.7
Debt and Capital Lease Obligations	762.1	571.4
Long-term Debt and Capital Lease Obligations, Current	3.4	3.7
Long-term Debt and Capital Lease Obligations	758.7	567.7
Capital Lease Obligations, Current	7.5
Noncurrent portion of obligations under capital leases	85.8
Short Term Solar Energy System Financing And Current Portion Of Long Term Solar Energy System Financing And Capital Lease Obligations	97.8	144.2
Long-term solar energy system financing and capital lease obligations, less current portion, including consolidated variable interest entities of $86.8 and $107.2 in 2011 and 2010, respectively	1,508.4	1,211.2
Debt And Capital Lease Obligations Including Solar Energy Systems Financing	2,368.3	1,926.8
Debt And Capital Lease Obligations Including Solar Energy Systems Financing, Current	101.2	147.9
Long Term Debt And Capital Lease Obligations Including Solar Energy Systems Financing	2,267.1	1,778.9
Solar Energy [Member]
Debt Instrument [Line Items]
Solar energy systems, weighted average interest rate of 6.15% and 6.13%, respectively	14.7	77.2
Short-term debt, weighted average interest rate	6.47%	6.23%
Long-term Debt	0	0
Capital Lease Obligations, Current	7.5	13.3
Noncurrent portion of obligations under capital leases	85.8	94.5
Sale Leaseback Transaction, Amount Due under Financing Arrangement	1,107.2	837.0
Short term financing obligation	14.3	8.4
Finance obligations	1,092.9	828.6
Other System Financing transactions	119.7	27.6
Other system financing transactions, current	0	17.4
Other system financing transactions, noncurrent	119.7	10.2
Long Term Solar Energy Systems Financing And Capital Leases	1,606.2	1,355.4
Short Term Solar Energy System Financing And Current Portion Of Long Term Solar Energy System Financing And Capital Lease Obligations	97.8	144.2
Long-term solar energy system financing and capital lease obligations, less current portion, including consolidated variable interest entities of $86.8 and $107.2 in 2011 and 2010, respectively	1,508.4	1,211.2
Construction and Term Debt [Member] | Solar Energy [Member]
Debt Instrument [Line Items]
Long-term Debt	271.3	305.8
Less current portion - Solar energy systems	61.3	27.9
Long-term Debt, Excluding Current Maturities	210.0	277.9
SunEdison [Member] | Solar Energy [Member]
Debt Instrument [Line Items]
Capital lease obligations	$ 93.3	$ 107.8